Share Based Compensation - Restricted Ordinary Shares (Narratives) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation expense	$ 3,393	$ 6,765	$ 3,153	$ 2,257
Non-employee compensation expense	$ 50	$ 100
Restricted Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	0	0
Vested (shares)	106,233
Unrecognized stock based compensation	$ 1,100
Non-employee compensation expense	$ 100	$ 1,000	$ 200
Restricted Ordinary Shares | Service Based
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)			439
Restricted Ordinary Shares | Service and Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)			641,711
Restricted Ordinary Shares | Performance Based
Share-based Compensation Arrangement by Share-based Payment Award
Vested (shares)		159,490	24,896
Share based compensation expense		$ 1,000	$ 800